Goodwill and acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 412	€ 500	€ 475
Increase (decrease) through other changes, goodwill	(46)	0
Increase (decrease) through net exchange differences, goodwill	(42)	25
Goodwill Extend		500
Construction division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	141	140	135
Increase (decrease) through other changes, goodwill	8	0
Increase (decrease) through net exchange differences, goodwill	(7)	5
Construction division [Member] | Webber [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	61	69	65
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(8)	4
Construction division [Member] | Budimex S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	72	71	70
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	1	1
Construction division [Member] | Powernet I, S.L.U
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8	0
Increase (decrease) through other changes, goodwill	8
Increase (decrease) through net exchange differences, goodwill	0
Toll roads division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	243	276	259
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(33)	17
Toll roads division [Member] | I66 Express mobility partners hold LLC [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	243	276	259
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(33)	17
Airports division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	27	27	27
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Airports division [Member] | Dalaman international airport [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	27	27	27
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Energy and mobility infrastructures division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	46	43
Increase (decrease) through other changes, goodwill	(44)	0
Increase (decrease) through net exchange differences, goodwill	(2)	3
Energy and mobility infrastructures division [Member] | Power transmission services chile [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	46	43
Increase (decrease) through other changes, goodwill	(44)	0
Increase (decrease) through net exchange differences, goodwill	(2)	3
Energy and mobility infrastructures division [Member] | Mining services Chile
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		10	10
Increase (decrease) through other changes, goodwill		0
Increase (decrease) through net exchange differences, goodwill		(1)
Other division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	10	€ 10
Increase (decrease) through other changes, goodwill	(10)	0
Increase (decrease) through net exchange differences, goodwill	0	(1)
Other division [Member] | Mining services Chile
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	€ 10
Increase (decrease) through other changes, goodwill	(10)
Increase (decrease) through net exchange differences, goodwill	€ 0